Consolidated Statements of Cash Flows $ in Thousands	9 Months Ended
	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)
Cash flows used in operating activities
Net loss from continuing operations	$ (1,245)	$ (1,878)
Items not affecting cash:
Depreciation	17	14
Stock-based compensation	53	238
Loss from equity investee	109	157
Interest expense	227	214
Gain on sale of asset	(361)	0
Unrealized loss on held-for-trading investments	72	0
Unrealized foreign exchange losses (gains)	81	(1,284)
Other	(3)	11
Cash flows used in operating activities before change in non-cash operating working capital	(1,050)	(2,528)
Changes in non-cash operating working capital:
Decrease (increase) in receivables and prepaid expenses	143	(259)
Decrease in accounts payable and accruals	(77)	(235)
Increase in other assets	0	(6)
Discontinued operations	0	604
Net Cash Used In Operating Activities	(984)	(2,424)
Cash flows used in investing activities
Purchase of equipment	(6)	(94)
Net cash outflow on sale of asset	(112)	0
Cash paid in connection with the Arrangement	0	(8,843)
Net Cash Used In Investing Activities	(118)	(8,937)
Cash flows from financing activities
Proceeds from issuance of capital stock – private placement	0	5,038
Proceeds from issuance of capital stock – stock options	133	199
Net Cash Provided By Financing Activities	133	5,237
Decrease in cash and cash equivalents	(969)	(6,124)
Cash and cash equivalents - beginning of period	7,068	13,262
Effect of exchange rate changes on cash	(75)	513
Cash and cash equivalents - end of period	$ 6,024	$ 7,651